QS VARIABLE GROWTH

Schedule of investments (unaudited)	March 31, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		327,129	$4,596,156
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,644,087	15,109,162
QS International Equity Fund, Class IS Shares		1,241,271	15,317,286
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,261,710	10,106,293
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		289,798	6,082,868
ClearBridge Large Cap Growth Fund, Class IS Shares		156,607	7,275,966
ClearBridge Small Cap Growth Fund, Class IS Shares		106,025	3,084,257
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		331,834	4,283,972
Western Asset Intermediate Bond Fund, Class IS Shares		583,442	6,400,359

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $75,768,171)			72,256,319

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $197,701)	0.419%	197,701	197,701

TOTAL INVESTMENTS - 100.1% (Cost - $75,965,872)			72,454,020
Liabilities in Excess of Other Assets - (0.1)%			(41,229)

TOTAL NET ASSETS - 100.0%			$72,412,791

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS Variable Growth 2020 Quarterly Report	1

QS VARIABLE MODERATE GROWTH

Schedule of investments (unaudited)	March 31, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		73,647	$1,034,742
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		482,700	4,436,018
QS International Equity Fund, Class IS Shares		335,282	4,137,376
QS U.S. Small Capitalization Equity Fund, Class IS Shares		340,497	2,727,380
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		130,443	2,737,992
ClearBridge Large Cap Growth Fund, Class IS Shares		46,981	2,182,753
ClearBridge Small Cap Growth Fund, Class IS Shares		26,081	758,708
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		252,046	3,253,911
Western Asset Intermediate Bond Fund, Class IS Shares		443,475	4,864,920

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $26,823,807)			26,133,800

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $86,032)	0.419%	86,032	86,032

TOTAL INVESTMENTS - 100.1% (Cost - $26,909,839)			26,219,832
Liabilities in Excess of Other Assets - (0.1)%			(34,559)

TOTAL NET ASSETS - 100.0%			$26,185,273

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

1	QS Variable Moderate Growth 2020 Quarterly Report

QS VARIABLE CONSERVATIVE GROWTH

Schedule of investments (unaudited)	March 31, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		982,816	$9,032,083
QS International Equity Fund, Class IS Shares		652,501	8,051,859
QS U.S. Small Capitalization Equity Fund, Class IS Shares		774,982	6,207,609
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		348,607	7,317,253
ClearBridge Large Cap Growth Fund, Class IS Shares		100,530	4,670,640
ClearBridge Small Cap Growth Fund, Class IS Shares		55,021	1,600,556
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,229,631	15,874,531
Western Asset Intermediate Bond Fund, Class IS Shares		2,162,992	23,728,023

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $77,441,013)			76,482,554

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $320,945)	0.419%	320,945	320,945

TOTAL INVESTMENTS - 100.1% (Cost - $77,761,958)			76,803,499
Liabilities in Excess of Other Assets - (0.1)%			(40,087)

TOTAL NET ASSETS - 100.0%			$76,763,412

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

QS Variable Conservative Growth 2020 Quarterly Report	1

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Variable Growth (“Variable Growth”), QS Variable Moderate Growth (“Variable Moderate Growth”) and QS Variable Conservative Growth (“Variable Conservative Growth”) (the “Portfolios”) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

2

Notes to Schedule of Investments (unaudited) (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$72,256,319	—	—	$72,256,319
Short-Term Investments†	197,701	—	—	197,701

Total Investments	$72,454,020	—	—	$72,454,020

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$26,133,800	—	—	$26,133,800
Short-Term Investments†	86,032	—	—	86,032

Total Investments	$26,219,832	—	—	$26,219,832

†	See Schedule of Investments for additional detailed categorizations.

Variable Conservative Growth

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$76,482,554	—	—	$76,482,554
Short-Term Investments†	320,945	—	—	320,945

Total Investments	$76,803,499	—	—	$76,803,499

†	See Schedule of Investments for additional detailed categorizations.

3

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Portfolios. Based on the Portfolios’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended March 31, 2020. The following transactions were effected in shares of such Underlying Funds for the period ended March 31, 2020.

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Variable Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$6,328,152	$165,000	9,375	$177,317	9,451	$(42,317)	—	$(1,719,679)	$4,596,156
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	21,812,871	330,000	29,075	1,607,048	145,510	67,952	—	(5,426,661)	15,109,162
QS International Equity Fund, Class IS Shares	19,909,003	1,345,000	83,659	1,067,722	66,052	(117,722)	—	(4,868,995)	15,317,286
QS U.S. Small Capitalization Equity Fund, Class IS Shares	16,426,125	290,000	26,827	1,529,318	112,625	(294,318)	—	(5,080,514)	10,106,293
ClearBridge Appreciation Fund, Class IS Shares	8,200,353	—	—	412,683	23,791	207,317	—	(1,704,802)	6,082,868
ClearBridge Large Cap Growth Fund, Class IS Shares	9,847,566	—	—	1,038,246	23,553	241,754	—	(1,533,354)	7,275,966
ClearBridge Small Cap Growth Fund, Class IS Shares	4,580,558	—	—	508,753	14,074	11,247	—	(987,548)	3,084,257
Western Asset Core Bond Fund, Class IS Shares	4,274,209	688,383	52,237	637,142	48,431	2,858	$28,756	(41,478)	4,283,972
Western Asset Intermediate Bond Fund, Class IS Shares	6,416,481	1,027,402	91,421	931,294	82,933	3,705	42,879	(112,230)	6,400,359

	$97,795,318	$3,845,785		$7,909,523		$80,476	$71,635	$(21,475,261)	$72,256,319

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Variable Moderate Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	$1,434,561	$55,000	3,125	$68,544	3,654	$(3,544)	—	$(386,275)	$1,034,742
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	6,266,202	170,000	14,978	433,215	38,025	16,786	—	(1,566,969)	4,436,018
QS International Equity Fund, Class IS Shares	5,056,070	515,000	32,348	126,681	7,826	(21,681)	—	(1,307,013)	4,137,376
QS U.S. Small Capitalization Equity Fund, Class IS Shares	4,277,656	125,000	11,563	298,379	21,981	(53,379)	—	(1,376,897)	2,727,380
ClearBridge Appreciation Fund, Class IS Shares	3,660,355	75,000	2,971	282,328	12,503	42,672	—	(715,035)	2,737,992
ClearBridge Large Cap Growth Fund, Class IS Shares	2,900,423	—	—	266,427	6,082	73,574	—	(451,243)	2,182,753
ClearBridge Small Cap Growth Fund, Class IS Shares	1,103,417	—	—	105,640	2,850	4,360	—	(239,069)	758,708
Western Asset Core Bond Fund, Class IS Shares	3,383,316	211,763	16,073	311,110	23,683	3,890	$22,057	(30,058)	3,253,911
Western Asset Intermediate Bond Fund, Class IS Shares	5,086,336	317,561	28,264	455,047	40,554	4,953	32,938	(83,930)	4,864,920

	$33,168,336	$1,469,324		$2,347,371		$67,631	$54,995	$(6,156,489)	$26,133,800

4

Notes to Schedule of Investments (unaudited) (cont’d)

	Affiliate Value at December 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2020
Variable Conservative Growth		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	$12,636,250	$530,000	46,696	$952,746	83,755	$47,254	—	$(3,181,421)	$9,032,083
QS International Equity Fund, Class IS Shares	9,237,419	1,650,000	103,805	308,797	19,062	(48,798)	—	(2,526,763)	8,051,859
QS U.S. Small Capitalization Equity Fund, Class IS Shares	9,860,008	435,000	40,241	1,003,565	74,119	(193,565)	—	(3,083,834)	6,207,609
ClearBridge Appreciation Fund, Class IS Shares	9,462,241	355,000	14,065	669,014	27,303	65,986	—	(1,830,974)	7,317,253
ClearBridge Large Cap Growth Fund, Class IS Shares	6,121,126	125,000	2,313	628,026	13,768	146,975	—	(947,460)	4,670,640
ClearBridge Small Cap Growth Fund, Class IS Shares	2,300,141	—	—	193,773	5,287	16,227	—	(505,812)	1,600,556
Western Asset Core Bond Fund, Class IS Shares	16,350,137	915,381	69,480	1,244,225	94,656	5,775	$106,806	(146,762)	15,874,531
Western Asset Intermediate Bond Fund, Class IS Shares	24,559,490	1,407,609	125,289	1,829,497	162,968	5,504	159,431	(409,579)	23,728,023

	$90,526,812	$5,417,990		$6,829,643		$45,358	$266,237	$(12,632,605)	$76,482,554

5